Document and Entity Information	6 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description

EXPLANATORY NOTE

This Post-Effective Amendment No. 1, originally filed on March 1, 2013, amended by this Amendment No.1 ("Post-Effective Amendment No. 1") to the Registration Statement on Form S-1, Registration No. 333-175329, is filed for the purpose of including the Registrant's financial statements for the fiscal year ended June 30, 2012 contained in the Registrant's Annual Report on Form 10-K filed with the Securities and Exchange Commission on October 15, 2012, as amended on October 29, 2012, and include such financial statements formatted in XBRL (eXtensible Business Reporting Language) and to update this registration statement for certain disclosures contained in the Form 10-K.

The information included in this Post-Effective Amendment No. 1 updates and supplements the Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.

Document Period End Date	May 03, 2013
Entity Registrant Name	Li3 Energy, Inc.
Entity Central Index Key	0001334699
Trading Symbol	lieg
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company